May 4, 2000




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

         Re:      Transamerica Variable Insurance Fund, Inc.
                  Post-Effective Amendment No. 13
                  File Nos.  33-99016 and 811-9126

Dear Commissioners:

On behalf of Transamerica Variable Insurance Fund, Inc., (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 26, 2000, via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel to Transamerica Variable
Insurance Fund, Inc.